INCOME TAXES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Beginning balance	$ 1,497,945	$ 607,725	$ 607,725	$ 265,000
Addition: Net operating loss					$ 890,220	$ 342,725
Total - Net operating loss carryforwards	$ 1,497,945	$ 607,725	$ 607,725	$ 265,000	1,497,945	607,725
Effective tax rate	34.00%	34.00%	34.00%	34.00%
Deferred tax asset					509,301	206,627
Valuation allowance					$ (509,301)	$ (206,627)
Ending balance - Deferred tax asset, Net			$ 0	$ 0